Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

At December 31 this account comprises:

	2017	2018
Cash on hand	16,468	1,377
Cash in-transit	2,798	3,566
Bank accounts (a)	493,666	647,832
Time deposits (b)	113,248	148,365

	626,180	801,140

(a)

The Group maintains deposits in local and foreign banks, are available and earn interest at market rates. This includes reserve funds for bond payments issued by subsidiaries GyM Ferrovias S.A. and Norvial S.A.; for the year 2018 S/133 million and S/13 million, respectively (for the year 2017 S/108 million and S/16 million, respectively).

(b)	Time deposits have maturities less than 90 days and may be renewed upon maturity. These deposits earn interest that fluctuates between 2.5% and 3.5%.

Summary of Time Deposits from Subsidiaries

As of December 31, 2017, and 2018, time deposits are mainly from subsidiaries:

	2017	2018
Graña y Montero S.A.A.	—	110,281
GyM Ferrovias S.A.	36,757	32,000
GyM S.A.	30,497	1,906
Concesionaria la Chira S.A.	—	4,170
GMP S.A.	3,238	7
Viva GyM S.A.	17,879	1
Concar S.A.	13,611	—
Concesion Canchaque	11,000	—
Other minors	266	—

	113,248	148,365

Reconciliation to the cash flow statement

Summary of Reconcile to the Amount of Cash Shown in the Statement of Cash Flow

The above figures reconcile to the amount of cash shown in the statement of cash flows at the end of the financial year as follows:

	2016	2017	2018
Cash and cash equivalent on Consolidated statement of financial position	606,950	626,180	801,140
Bank overdrafts (Note 19)	(8,396)	(120)	(119)

Balances per consolidated statement of cash flows	598,554	626,060	801,021